Employee benefits - Defined benefit plans - Reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	€ 2,972	€ 3,423	€ 3,318
Net period expense	105	117	889
Employer contributions	(18)	(16)	(16)
Benefits directly paid by the employer	(538)	(668)	(729)
Actuarial losses/(gains) arising from changes of assumptions	31	109	(45)
Translation adjustment and other	4	7	6
Employee benefits - closing balance	2,556	2,972	€ 3,423
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	85
Net period expense	1
Employer contributions	(18)
Benefits directly paid by the employer	(3)
Actuarial losses/(gains) arising from changes of assumptions	(7)
Translation adjustment and other	(2)
Employee benefits - closing balance	56	85
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	1,003
Net period expense	72
Benefits directly paid by the employer	(33)
Actuarial losses/(gains) arising from changes of assumptions	38
Translation adjustment and other	(4)
Employee benefits - closing balance	1,076	1,003
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	17
Net period expense	1
Benefits directly paid by the employer	(1)
Translation adjustment and other	0
Employee benefits - closing balance	17	17
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	1,233
Net period expense	(26)
Benefits directly paid by the employer	(405)
Translation adjustment and other	0
Employee benefits - closing balance	802	1,233
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	634
Net period expense	57
Benefits directly paid by the employer	(95)
Translation adjustment and other	10
Employee benefits - closing balance	€ 605	€ 634